UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04494

                                         The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Asset Fund

Third Quarter Report — September 30, 2013

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall, 4 stars for the three year period, and 5 stars for the five and ten year periods ended September 30, 2013 among 1,372, 1,372, 1,233, and 779 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the quarter ended September 30, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund increased 6.7% compared with an increase of 5.2% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of September 30, 2013.

Comparative Results

Average Annual Returns through September 30, 2013 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (3/3/86)
Class AAA (GABAX)	6.72%	25.23%	11.98%	10.35%	12.45%
S&P 500 Index	5.24	19.34	10.02	7.57	10.05	(d)
Dow Jones Industrial Average	2.09	15.51	9.89	7.73	11.12	(d)
Nasdaq Composite Index	11.18	22.83	13.82	8.92	8.75	(d)
Class A (GATAX)	6.72	25.23	11.98	10.35	12.45
With sales charge (b)	0.58	18.03	10.66	9.70	12.20
Class C (GATCX)	6.52	24.29	11.15	9.56	12.15
With contingent deferred sales charge (c)	5.52	23.29	11.15	9.56	12.15
Class I (GABIX)	6.79	25.56	12.25	10.51	12.51

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)    Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)    Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)    Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)    The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund

Schedule of Investments — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.9%
	Aerospace — 1.9%
660,000	Exelis Inc.	$10,368,600
5,000	Lockheed Martin Corp.	637,750
8,000	Northrop Grumman Corp.	762,080
2,175,000	Rolls-Royce Holdings plc	39,154,933
126,600	The Boeing Co.	14,875,500

		65,798,863

	Agriculture — 0.7%
422,400	Archer Daniels Midland Co.	15,561,216
66,058	Monsanto Co.	6,894,473
9,000	Potash Corp of Saskatchewan Inc.	281,520
27,200	The Mosaic Co.	1,170,144

		23,907,353

	Airlines — 0.0%
100,000	AMR Corp.†	411,000

	Automotive — 1.1%
300,500	Ford Motor Co.	5,069,435
85,000	Hertz Global Holdings Inc.†	1,883,600
659,330	Navistar International Corp.†	24,052,358
100,000	PACCAR Inc.	5,566,000
3,200	Volkswagen AG	725,777

		37,297,170

	Automotive: Parts and Accessories — 3.9%
119,200	BorgWarner Inc.	12,085,688
350,000	Brembo SpA	9,119,565
94,800	CLARCOR Inc.	5,264,244
407,600	Dana Holding Corp.	9,309,584
143,700	Federal-Mogul Corp.†	2,412,723
546,500	Genuine Parts Co.	44,206,385
430,500	Johnson Controls Inc.	17,865,750
115,000	Modine Manufacturing Co.†	1,682,450
142,700	O’Reilly Automotive Inc.†	18,207,093
90,000	Standard Motor Products Inc.	2,894,400
185,000	Superior Industries International Inc.	3,298,550
91,400	Tenneco Inc.†	4,615,700
20,000	The Pep Boys - Manny, Moe & Jack†	249,400

		131,211,532

	Aviation: Parts and Services — 2.8%
1,075,000	BBA Aviation plc	5,307,998
442,000	Curtiss-Wright Corp.	20,756,320
580,000	GenCorp Inc.†	9,297,400
115,000	Kaman Corp.	4,353,900
239,000	Precision Castparts Corp.	54,310,360
12,000	Woodward Inc.	489,960

		94,515,938

	Broadcasting — 1.6%
312,200	CBS Corp., Cl. A, Voting	17,274,026
18,000	Cogeco Inc.	803,844

Shares			Market Value
26,666		Corus Entertainment Inc., Cl. B, OTC	$641,584
13,334		Corus Entertainment Inc., Cl. B, Toronto	320,518
205,600		Liberty Media Corp., Cl. A†	30,254,040
108,000		LIN Media LLC, Cl. A†	2,191,320
12,000		Naspers Ltd., Cl. N	1,109,662
378,000		Television Broadcasts Ltd	2,383,244
50,000		Tokyo Broadcasting System Holdings Inc.	678,061

			55,656,299

		Building and Construction — 0.3%
202,300		Fortune Brands Home & Security Inc.	8,421,749
58,570		Layne Christensen Co.†	1,169,057

			9,590,806

		Business Services — 2.4%
153,000		ACCO Brands Corp.†	1,015,920
38,000		Ascent Capital Group Inc., Cl. A†	3,063,560
60,100		Blucora Inc.†	1,381,098
240,000		Clear Channel Outdoor Holdings Inc., Cl. A†	1,968,000
15,080	(a)	Contax Participacoes SA†	127,578
178,200		Ecolab Inc.	17,599,032
15,000		Edenred	487,026
125,000		Fly Leasing Ltd., ADR	1,735,000
60,000		Landauer Inc.	3,075,000
368,300		Live Nation Entertainment Inc.†	6,831,965
72,000		Macquarie Infrastructure Co. LLC	3,854,880
24,800		MasterCard Inc., Cl. A	16,684,944
5,000		Mohawk Industries Inc.†	651,250
40,000		Monster Worldwide Inc.†	176,800
1,600		MSC Industrial Direct Co. Inc., Cl. A	130,160
188,000		The Brink’s Co.	5,320,400
895,000		The Interpublic Group of Companies Inc.	15,376,100
16,500		Visa Inc., Cl. A	3,153,150

			82,631,863

		Cable and Satellite — 7.4%
345,800		AMC Networks Inc., Cl. A†	23,680,384
1,834,400		Cablevision Systems Corp., Cl. A	30,891,296
6,000		Charter Communications Inc., Cl. A†	808,560
160,000		Comcast Corp., Cl. A	7,224,000
321,500		Comcast Corp., Cl. A, Special	13,943,455
31,000		DigitalGlobe Inc.†	980,220
821,002		DIRECTV†	49,054,870
350,200		DISH Network Corp., Cl. A	15,762,502
109,000		EchoStar Corp., Cl. A†	4,789,460
148,900		Liberty Global plc, Cl. A†	11,815,215
222,900		Liberty Global plc, Cl. C†	16,813,347
940,200		Rogers Communications Inc., New York, Cl. B	40,438,002
50,000		Rogers Communications Inc., Toronto, Cl. B	2,149,896
219,900		Scripps Networks Interactive Inc., Cl. A	17,176,389
140,000		Shaw Communications Inc., New York, Cl. B	3,253,600
120,000		Shaw Communications Inc., Toronto, Cl. B	2,786,661
220,000		Sky Deutschland AG†	2,026,543

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
51,900	Time Warner Cable Inc.	$5,792,040

		249,386,440

	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.	1,287,511

	Communications Equipment — 0.3%
594,000	Corning Inc.	8,666,460
7,000	Motorola Solutions Inc.	415,660

		9,082,120

	Computer Hardware — 0.1%
150,039	Hewlett-Packard Co.	3,147,818
3,000	Wincor Nixdorf AG	187,343

		3,335,161

	Computer Software and Services — 1.3%
237,400	Diebold Inc.	6,970,064
17,000	DST Systems Inc.	1,281,970
80,000	EarthLink Inc.	396,000
65,000	eBay Inc.†	3,626,350
64,000	Fidelity National Information Services Inc.	2,972,160
1,400	Google Inc., Cl. A†	1,226,274
39,803	Guidance Software Inc.†	361,013
162,000	Internap Network Services Corp.†	1,125,900
17,000	InterXion Holding NV†	378,080
30,000	MedAssets Inc.†	762,600
55,000	Microsoft Corp.	1,832,050
89,200	NCR Corp.†	3,533,212
65,000	RealD Inc.†	455,000
99,200	Rockwell Automation Inc.	10,608,448
280,000	Yahoo! Inc.†	9,284,800

		44,813,921

	Consumer Products — 4.4%
35,000	Altria Group Inc.	1,202,250
152,000	Avon Products Inc.	3,131,200
30,000	Brunswick Corp.	1,197,300
11,000	Christian Dior SA	2,157,052
402,800	Church & Dwight Co. Inc.	24,188,140
210,800	Coty Inc., Cl. A†	3,417,068
265,800	Energizer Holdings Inc.	24,227,670
3,400	Givaudan SA	4,966,440
32,000	Harley-Davidson Inc.	2,055,680
20,000	Kimberly-Clark Corp.	1,884,400
14,000	Mattel Inc.	586,040
11,500	National Presto Industries Inc.	809,715
25,000	Philip Morris International Inc.	2,164,750
47,000	Reckitt Benckiser Group plc	3,439,210
120,800	Sally Beauty Holdings Inc.†	3,160,128
10,000	Svenska Cellulosa AB, Cl. A	253,007
50,000	Svenska Cellulosa AB, Cl. B	1,260,367

Shares		Market Value
1,095,000	Swedish Match AB	$38,642,849
10,000	Syratech Corp.†	30
3,500	The Estee Lauder Companies Inc., Cl. A	244,650
353,000	The Procter & Gamble Co.	26,683,270
75,000	Unilever plc, ADR	2,893,500
30,000	Wolverine World Wide Inc.	1,746,900

		150,311,616

	Consumer Services — 1.8%
146,400	IAC/InterActiveCorp.	8,003,688
534,400	Liberty Interactive Corp., Cl. A†	12,542,368
37,251	Liberty Ventures, Cl. A†	3,284,421
869,000	Rollins Inc.	23,037,190
302,100	The ADT Corp.	12,283,386
72,000	Tree.com Inc.	1,890,720

		61,041,773

	Diversified Industrial — 4.1%
10,000	Acuity Brands Inc.	920,200
10,000	Albany International Corp., Cl. A	358,700
5,000	Anixter International Inc.†	438,300
33,000	Blount International Inc.†	399,630
418,600	Crane Co.	25,815,062
82,400	Greif Inc., Cl. A	4,040,072
274,000	Greif Inc., Cl. B	14,590,500
440,000	Honeywell International Inc.	36,537,600
25,000	Ingersoll-Rand plc	1,623,500
335,000	ITT Corp.	12,043,250
15,000	Jardine Matheson Holdings Ltd.	823,500
122,000	Jardine Strategic Holdings Ltd.	4,129,700
160,000	Katy Industries Inc.†	112,872
17,000	Magnetek Inc.†	301,070
245,000	Myers Industries Inc.	4,926,950
12,000	Nortek Inc.†	824,520
70,000	Pentair Ltd.	4,545,800
21,300	Sulzer AG	3,297,396
155,100	Textron Inc.	4,282,311
20,000	Toray Industries Inc.	131,238
120,000	Trinity Industries Inc.	5,442,000
336,800	Tyco International Ltd.	11,781,264
6,500	Waters Corp.†	690,365

		138,055,800

	Electronics — 1.1%
110,000	Cypress Semiconductor Corp.	1,027,400
89,200	Intel Corp.	2,044,464
6,400	Kyocera Corp., ADR	682,816
80,000	LSI Corp.	625,600
1,500	Mettler-Toledo International Inc.†	360,135
48,000	Molex Inc., Cl. A	1,837,440
6,000	Samsung Electronics Co. Ltd., GDR(b)	3,828,000
598,000	Sony Corp., ADR	12,868,960
48,500	TE Connectivity Ltd.	2,511,330

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
276,200	Texas Instruments Inc.	$11,122,574

		36,908,719

	Energy and Utilities — 6.6%
11,000	Anadarko Petroleum Corp.	1,022,890
184,200	BP plc, ADR	7,741,926
269,000	Chevron Corp.	32,683,500
301,000	ConocoPhillips	20,922,510
249,000	CONSOL Energy Inc.	8,378,850
118,200	Devon Energy Corp.	6,827,232
11,000	Diamond Offshore Drilling Inc.	685,520
20,000	Edison International	921,200
212,300	El Paso Electric Co.	7,090,820
83,700	EOG Resources Inc.	14,168,736
299,600	Exxon Mobil Corp.	25,777,584
47,000	FirstEnergy Corp.	1,713,150
130,000	GenOn Energy Inc., Escrow†	0
179,300	Halliburton Co.	8,633,295
142,500	Kinder Morgan Inc.	5,068,725
277,900	National Fuel Gas Co.	19,108,404
30,000	NextEra Energy Inc.	2,404,800
47,000	Northeast Utilities	1,938,750
12,000	Occidental Petroleum Corp.	1,122,480
58,200	Oceaneering International Inc.	4,728,168
30,000	Patterson-UTI Energy Inc.	641,400
70,200	Phillips 66	4,058,964
227,800	Rowan Companies plc, Cl. A†	8,364,816
46,500	Royal Dutch Shell plc, Cl. A, ADR	3,054,120
128,000	SJW Corp.	3,586,560
180,000	Southwest Gas Corp.	9,000,000
197,000	Spectra Energy Corp.	6,743,310
75,000	Talisman Energy Inc.	862,500
105,000	The AES Corp.	1,395,450
38,000	Transocean Ltd.	1,691,000
865,000	Weatherford International Ltd.†	13,260,450

		223,597,110

	Entertainment — 7.1%
201,000	Discovery Communications Inc., Cl. A†	16,968,420
196,500	Discovery Communications Inc., Cl. C†	15,350,580
28,000	DreamWorks Animation SKG Inc., Cl. A†	796,880
71,400	Electronic Arts Inc.†	1,824,270
750,400	Grupo Televisa SAB, ADR	20,973,680
2,500	Nintendo Co. Ltd.	283,076
218,000	Starz, Cl. A†	6,132,340
449,300	The Madison Square Garden Co., Cl. A†	26,090,851
285,901	Time Warner Inc.	18,815,145
2,240,000	Twenty-First Century Fox Inc., Cl. A	75,040,000
155,000	Twenty-First Century Fox Inc., Cl. B	5,177,000
483,034	Viacom Inc., Cl. A	40,483,080
25,000	Viacom Inc., Cl. B	2,089,500

Shares		Market Value
496,800	Vivendi SA	$11,428,994

		241,453,816

	Environmental Services — 1.2%
48,000	Progressive Waste Solutions Ltd.	1,235,040
649,300	Republic Services Inc.	21,660,648
20,000	Waste Connections Inc.	908,200
430,000	Waste Management Inc.	17,733,200

		41,537,088

	Equipment and Supplies — 7.0%
1,250,000	AMETEK Inc.	57,525,000
6,000	Amphenol Corp., Cl. A	464,280
10,000	AZZ Inc.	418,600
96,000	CIRCOR International Inc.	5,969,280
125,000	Crown Holdings Inc.†	5,285,000
180,000	CTS Corp.	2,838,600
8,000	Danaher Corp.	554,560
788,800	Donaldson Co. Inc.	30,076,944
618,000	Flowserve Corp.	38,557,020
206,000	Gerber Scientific Inc., Escrow†	2,060
49,400	Graco Inc.	3,658,564
215,800	GrafTech International Ltd.†	1,823,510
724,800	IDEX Corp.	47,293,200
140,000	Interpump Group SpA	1,521,821
50,000	Mueller Industries Inc.	2,783,500
202,000	Sealed Air Corp.	5,492,380
2,000	SL Industries Inc.	48,900
51,600	Tenaris SA, ADR	2,413,848
93,000	The Manitowoc Co. Inc.	1,820,940
17,000	The Toro Co.	923,950
91,100	The Weir Group plc	3,436,345
30,000	Timken Co.	1,812,000
26,700	Valmont Industries Inc.	3,708,897
305,000	Watts Water Technologies Inc., Cl. A	17,192,850

		235,622,049

	Financial Services — 7.8%
15,700	Alleghany Corp.†	6,431,505
78,800	AllianceBernstein Holding LP	1,564,968
652,400	American Express Co.	49,269,248
7,000	Ameriprise Financial Inc.	637,560
29,700	Argo Group International Holdings Ltd.	1,273,536
52,000	Bank of America Corp.	717,600
209	Berkshire Hathaway Inc., Cl. A†	35,615,690
75,000	BKF Capital Group Inc.†	84,375
45,000	Calamos Asset Management Inc., Cl. A	449,550
65,000	Citigroup Inc.	3,153,150
100,000	First Niagara Financial Group Inc.	1,037,000
115,000	Fortress Investment Group LLC, Cl. A	913,100
134,000	GAM Holding AG	2,422,624
198,000	H&R Block Inc.	5,278,680
165,000	Hartford Financial Services Group Inc.	5,134,800

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
19,000	HSBC Holdings plc, ADR	$1,030,940
53,000	Interactive Brokers Group Inc., Cl. A	994,810
430,000	Janus Capital Group Inc.	3,659,300
262,000	JPMorgan Chase & Co.	13,542,780
95,900	Kinnevik Investment AB, Cl. A	3,293,312
103,000	Kinnevik Investment AB, Cl. B	3,565,983
80,000	KKR & Co. LP	1,646,400
325,000	KKR Financial Holdings LLC	3,357,250
322,900	Legg Mason Inc.	10,797,776
45,000	Leucadia National Corp.	1,225,800
88,200	Loews Corp.	4,122,468
47,000	M&T Bank Corp.	5,260,240
147,000	Marsh & McLennan Companies Inc.	6,401,850
101,000	Northern Trust Corp.	5,493,390
30,000	Popular Inc.†	786,900
10,000	Royal Bank of Canada	642,100
143,000	State Street Corp.	9,402,250
20,000	SunTrust Banks Inc.	648,400
48,500	T. Rowe Price Group Inc.	3,488,605
661,900	The Bank of New York Mellon Corp	19,982,761
48,000	The Blackstone Group LP	1,194,720
14,800	The Goldman Sachs Group Inc.	2,341,508
147,000	The PNC Financial Services Group Inc.	10,650,150
7,300	Value Line Inc.	64,459
40,000	W. R. Berkley Corp.	1,714,400
161,100	Waddell & Reed Financial Inc., Cl. A	8,293,428
670,000	Wells Fargo & Co.	27,684,400

		265,269,766

	Food and Beverage — 12.0%
408,000	Beam Inc.	26,377,200
22,000	Boulder Brands Inc.†	352,880
505,000	Brown-Forman Corp., Cl. A	33,420,900
129,800	Brown-Forman Corp., Cl. B	8,843,274
56,400	Campbell Soup Co.	2,296,044
400,000	China Mengniu Dairy Co. Ltd.	1,792,184
26,000	Coca-Cola Enterprises Inc.	1,045,460
16,500	Coca-Cola HBC AG, ADR	492,855
100,000	ConAgra Foods Inc.	3,034,000
86,000	Constellation Brands Inc., Cl. A†	4,936,400
6,000	Core-Mark Holding Co. Inc.	398,640
30,000	Crimson Wine Group Ltd.†	286,500
280,000	Danone SA	21,076,328
796,200	Davide Campari - Milano SpA	6,904,464
42,500	Dean Foods Co.†	820,250
308,400	Diageo plc, ADR	39,191,472
70,000	Diamond Foods Inc.†	1,650,600
210,000	Dr Pepper Snapple Group Inc.	9,412,200
80,000	Farmer Brothers Co.†	1,204,800
389,950	Flowers Foods Inc.	8,360,528

Shares		Market Value
41,200	Fomento Economico Mexicano SAB de CV, ADR	$4,000,108
575,000	General Mills Inc.	27,554,000
37,000	Green Mountain Coffee Roasters Inc.†	2,787,210
2,600,000	Grupo Bimbo SAB de CV, Cl. A	8,032,698
10,000	Heineken Holding NV	632,525
115,000	Heineken NV	8,150,721
20,000	Heineken NV, ADR	709,000
399,400	Hillshire Brands Co.	12,277,556
117,000	Ingredion Inc.	7,741,890
200,000	ITO EN Ltd.	4,539,397
23,200	John Bean Technologies Corp.	577,216
43,600	Kellogg Co.	2,560,628
83,800	Kerry Group plc, Cl. A	5,067,588
500,000	Kikkoman Corp.	9,130,678
73,000	Kraft Foods Group Inc.	3,828,120
20,400	LVMH Moet Hennessy Louis Vuitton SA	4,018,291
15,000	MEIJI Holdings Co. Ltd.	819,472
424,971	Mondel z International Inc., Cl. A	13,352,589
245,000	Morinaga Milk Industry Co. Ltd.	772,674
113,000	Nestlé SA	7,903,190
200,000	NISSIN FOODS HOLDINGS CO. LTD	8,199,807
200,000	Parmalat SpA	669,932
272,000	PepsiCo Inc.	21,624,001
68,900	Pernod Ricard SA	8,555,874
92,500	Post Holdings Inc.†	3,734,225
80,800	Remy Cointreau SA	8,610,374
10,000	SABMiller plc	508,904
93,000	Snyders-Lance Inc.	2,683,050
67,000	Suntory Beverage & Food Ltd.†	2,259,576
615,900	The Coca-Cola Co.	23,330,292
18,000	The Hain Celestial Group Inc.†	1,388,160
18,800	The J.M. Smucker Co.	1,974,752
600,000	Tingyi (Cayman Islands) Holding Corp.	1,589,757
174,070	Tootsie Roll Industries Inc.	5,364,837
100,000	Tyson Foods Inc., Cl. A	2,828,000
52,635	WhiteWave Foods Co., Cl. A†	1,051,121
335,000	Yakult Honsha Co. Ltd.	16,750,852

		407,476,044

	Health Care — 4.9%
101,400	Actavis Inc.†	14,601,600
85,000	Alere Inc.†	2,598,450
33,400	Allergan Inc.	3,021,030
48,584	AmerisourceBergen Corp.	2,968,482
67,200	Amgen Inc.	7,522,368
65,000	AngioDynamics Inc.†	858,000
10,000	ArthroCare Corp.†	355,800
71,300	Baxter International Inc.	4,683,697
48,400	Becton, Dickinson and Co.	4,840,968
30,000	Biogen Idec Inc.†	7,222,800
11,500	Bio-Rad Laboratories Inc., Cl. A†	1,351,940

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
270,000	Boston Scientific Corp.†	$3,169,800
181,200	Bristol-Myers Squibb Co.	8,385,936
17,500	Cepheid Inc.†	683,200
119,000	Chemed Corp.	8,508,500
35,000	Cigna Corp.	2,690,100
31,000	CONMED Corp.	1,053,690
48,000	Covidien plc	2,925,120
25,000	DaVita HealthCare Partners Inc.†	1,422,500
10,000	DENTSPLY International Inc.	434,100
30,000	Eli Lilly & Co.	1,509,900
58,000	Endo Health Solutions Inc.†	2,635,520
44,000	Exactech Inc.†	886,600
130,000	Express Scripts Holding Co.†	8,031,400
36,600	Henry Schein Inc.†	3,795,420
20,000	Humana Inc.	1,866,600
125,000	Johnson & Johnson	10,836,250
12,000	Laboratory Corp. of America Holdings†	1,189,680
150,000	Lexicon Pharmaceuticals Inc.†	355,500
50,000	Life Technologies Corp.†	3,741,500
15,000	MAKO Surgical Corp.†	442,650
1,000	Mallinckrodt plc†	44,090
25,000	McKesson Corp.	3,207,500
12,500	Mead Johnson Nutrition Co.	928,250
146,900	Merck & Co. Inc.	6,993,909
9,000	Nobel Biocare Holding AG	132,858
9,000	Onyx Pharmaceuticals Inc.†	1,122,030
20,000	Orthofix International NV†	417,200
28,000	Owens & Minor Inc.	968,520
90,000	Pain Therapeutics Inc.	244,800
63,800	Patterson Companies Inc.	2,564,760
152,600	Pfizer Inc.	4,381,146
40,000	Quality Systems Inc.	869,200
44,000	Quidel Corp.†	1,249,600
400	Regeneron Pharmaceuticals Inc.†	125,148
48,200	Roche Holding AG, ADR	3,254,946
35,000	St. Jude Medical Inc.	1,877,400
32,000	Stryker Corp.	2,162,880
174,602	Tenet Healthcare Corp.†	7,191,856
83,600	UnitedHealth Group Inc.	5,986,596
30,000	William Demant Holding A/S†	2,772,487
93,800	Wright Medical Group Inc.†	2,446,304
14,000	Zimmer Holdings Inc.	1,149,960
3,000	Zoetis Inc.	93,360

		164,773,901

	Home Furnishings — 0.1%
14,000	Bed Bath & Beyond Inc.†	1,083,040
98,600	Blyth Inc.	1,363,638

		2,446,678

Shares		Market Value
	Hotels and Gaming — 1.7%
16,000	Accor SA	$665,386
26,800	Churchill Downs Inc.	2,318,736
700,000	Genting Singapore plc	800,686
10,000	Home Inns & Hotels Management Inc., ADR†	332,000
47,000	Hyatt Hotels Corp., Cl. A†	2,019,120
88,200	International Game Technology	1,669,626
56,000	Interval Leisure Group Inc.	1,323,280
2,356,200	Ladbrokes plc	6,454,089
85,700	Las Vegas Sands Corp.	5,692,194
4,200,000	Mandarin Oriental International Ltd.	6,804,000
422,400	MGM Resorts International†	8,633,856
55,000	Orient-Express Hotels Ltd., Cl. A†	713,900
93,800	Pinnacle Entertainment Inc.†	2,349,690
16,975	Ryman Hospitality Properties Inc.	585,807
95,000	Starwood Hotels & Resorts Worldwide Inc.	6,312,750
2,000,000	The Hongkong & Shanghai Hotels Ltd.	3,022,215
117,800	Universal Entertainment Corp.	2,505,924
10,000	Wyndham Worldwide Corp.	609,700
21,200	Wynn Resorts Ltd.	3,349,812

		56,162,771

	Machinery — 3.4%
121,500	Caterpillar Inc.	10,129,455
280,000	CNH Industrial NV, Brsaltaliana†	3,591,006
1,531,200	CNH Industrial NV, New York†	19,140,000
692,000	Deere & Co.	56,321,880
26,000	Kennametal Inc.	1,185,600
26,000	Mueller Water Products Inc., Cl. A	207,740
747,200	Xylem Inc.	20,869,296
49,000	Zebra Technologies Corp., Cl. A†	2,230,970

		113,675,947

	Manufactured Housing and Recreational Vehicles — 0.1%
32,000	Cavco Industries Inc.†	1,822,400
30,000	Nobility Homes Inc.†	277,500
52,695	Skyline Corp.†	261,894

		2,361,794

	Metals and Mining — 2.1%
61,000	Agnico Eagle Mines Ltd.	1,614,670
299,600	Alcoa Inc.	2,432,752
321,800	Barrick Gold Corp.	5,991,916
70,000	Cliffs Natural Resources Inc.	1,435,000
196,600	Eaton Corp. plc	13,533,944
95,000	Franco-Nevada Corp.	4,299,700
213,200	Freeport-McMoRan Copper & Gold Inc.	7,052,656
31,000	Global Brass & Copper Holdings Inc.†	543,740
50,000	Kinross Gold Corp.	252,500
14,000	Labrador Iron Ore Royalty Corp.	422,834
52,000	New Hope Corp. Ltd.	188,706
643,000	Newmont Mining Corp.	18,068,300
132,100	Peabody Energy Corp.	2,278,725

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
136,400	Royal Gold Inc.	$6,637,224
160,000	Silver Wheaton Corp.	3,963,200
125,000	Turquoise Hill Resources Ltd.†	552,500

		69,268,367

	Publishing — 1.0%
30,000	Belo Corp., Cl. A	411,000
200,000	Il Sole 24 Ore SpA†	147,731
165,200	McGraw Hill Financial Inc.	10,835,468
430,000	Media General Inc., Cl. A†	6,131,800
67,800	Meredith Corp.	3,228,636
567,775	News Corp., Cl. A†	9,118,467
170,000	News Corp., Cl. B†	2,793,100
20,000	Nielsen Holdings NV	729,000
92,000	The E.W. Scripps Co., Cl. A†	1,688,200
25,000	The New York Times Co., Cl. A†	314,250

		35,397,652

	Real Estate — 0.3%
11,000	Brookfield Asset Management Inc., Cl. A	411,400
631	Brookfield Property Partners LP	12,229
18,000	Forest City Enterprises Inc., Cl. A†	340,920
104,000	Griffin Land & Nurseries Inc.	3,338,400
250,000	The St. Joe Co.†	4,905,000

		9,007,949

	Real Estate Investment Trusts — 0.1%
14,422	Host Hotels & Resorts Inc.	254,837
150,200	Weyerhaeuser Co.	4,300,226

		4,555,063

	Retail — 2.6%
106,600	Aaron’s Inc.†	2,952,820
127,400	AutoNation Inc.†	6,646,458
111,000	Costco Wholesale Corp.	12,778,320
72,800	CST Brands Inc.	2,169,440
380,000	CVS Caremark Corp.	21,565,000
85,000	HSN Inc.	4,557,700
250,000	J.C. Penney Co. Inc.†	2,205,000
50,000	Krispy Kreme Doughnuts Inc.†	967,000
2,300,000	Lianhua Supermarket Holdings Ltd., Cl. H	1,384,881
198,800	Macy’s Inc.	8,602,076
66,000	Outerwall Inc.†	3,299,340
70,000	Safeway Inc.	2,239,300
54,400	The Cheesecake Factory Inc.	2,390,880
36,600	The Home Depot Inc.	2,776,110
65,600	The Kroger Co.	2,646,304
25,000	Walgreen Co.	1,345,000
40,400	Wal-Mart Stores Inc.	2,987,984
106,000	Whole Foods Market Inc.	6,201,000

		87,714,613

Shares		Market Value
	Specialty Chemicals — 1.3%
27,000	Airgas Inc.	$2,863,350
22,000	Ashland Inc.	2,034,560
79,818	Chemtura Corp.†	1,835,016
620,000	Ferro Corp.†	5,648,200
110,000	General Chemical Group Inc.†	550
64,100	H.B. Fuller Co.	2,896,679
106,100	International Flavors & Fragrances Inc.	8,732,030
35,000	Material Sciences Corp.†	328,300
1,800	NewMarket Corp.	518,238
400,000	OMNOVA Solutions Inc.†	3,420,000
11,000	Praxair Inc.	1,322,310
245,600	Sensient Technologies Corp.	11,761,784
10,000	SGL Carbon SE	380,422
65,000	Zep Inc.	1,056,900

		42,798,339

	Telecommunications — 2.2%
45,000	AT&T Inc.	1,521,900
40,000	CenturyLink Inc.	1,255,203
1,400,000	Cincinnati Bell Inc.†	3,808,000
330,600	Deutsche Telekom AG, ADR	4,826,760
30,000	Hellenic Telecommunications Organization SA†	312,508
25,000	Hellenic Telecommunications Organization SA, ADR†	131,400
57,000	Intelsat SA†	1,368,000
15,000	Level 3 Communications Inc.†	400,350
73,500	Loral Space & Communications Inc.	4,978,155
110,000	NII Holdings Inc.†	667,700
180,015	Oi SA, ADR	331,228
12,000	Orange SA, ADR	150,120
215,000	Portugal Telecom SGPS SA	968,864
147,415	Sprint Corp.†	915,447
3,100,000	Telecom Italia SpA	2,558,240
175,000	Telecom Italia SpA, ADR	1,426,250
46,500	Telefonica Brasil SA, ADR	1,043,460
276,201	Telefonica SA, ADR†	4,275,591
1,094,510	Telephone & Data Systems Inc.	32,342,771
96,000	tw telecom inc.†	2,867,040
187,800	Verizon Communications Inc.	8,762,748
50,000	VimpelCom Ltd., ADR	587,500

		75,499,235

	Transportation — 0.5%
334,900	GATX Corp.	15,914,448
4,000	Kansas City Southern	437,440
46,000	Providence and Worcester Railroad Co.	927,820

		17,279,708

	Wireless Communications — 0.7%
117,400	America Movil SAB de CV, Cl. L, ADR	2,325,694
46,800	Millicom International Cellular SA, SDR	4,132,603
250,000	NTT DoCoMo Inc.	4,049,036

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
21,857	Tim Participacoes SA, ADR	$515,169
186,089	United States Cellular Corp.	8,472,632
115,000	Vodafone Group plc, ADR	4,045,700

		23,540,834

	TOTAL COMMON STOCKS	3,314,682,609

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450% Pfd	731,077

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†	200

	WARRANTS — 0.1%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	309

	Energy and Utilities — 0.1%
300,000	Kinder Morgan Inc., expire 05/25/17†	1,491,000

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 06/16/14†(c)	152,000

	TOTAL WARRANTS	1,643,309

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.0%
$67,613,000	U.S. Treasury Bills, 0.010% to 0.075%††, 10/24/13 to 03/27/14	67,609,988

	TOTAL INVESTMENTS — 100.0% (Cost $1,476,549,132)	$3,384,667,183

	Aggregate tax cost	$1,492,573,892

	Gross unrealized appreciation	$1,938,639,996
	Gross unrealized depreciation	(46,546,705)

	Net unrealized appreciation/depreciation	$1,892,093,291

(a)	Denoted in units.
(b)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2013, the market value of the Regulation S security amounted to $3,828,000 or 0.11% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/13 Carrying Value Per Share
6,000	Samsung Electronics Co. Ltd., GDR	07/15/04	$1,077,139	$638.0000
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the market value of the Rule 144A security amounted to $152,000 or 0.00% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Products	$150,311,586	$ 30	—	$ 150,311,616
Energy and Utilities	223,597,110	—	$ 0	223,597,110
Equipment and Supplies	235,619,989	—	2,060	235,622,049
Specialty Chemicals	42,797,789	550	—	42,798,339
Other Industries (a)	2,662,353,495	—	—	2,662,353,495
Total Common Stocks	3,314,679,969	580	2,060	3,314,682,609
Preferred Stocks (a)	731,077	—	—	731,077
Rights (a)	—	—	200	200
Warrants (a)	1,643,309	—	—	1,643,309
U.S. Government Obligations	—	67,609,988	—	67,609,988
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,317,054,355	$67,610,568	$2,260	$3,384,667,183

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At September 30, 2013, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference

The Gabelli Asset Fund

Notes to Schedule of Investments (Unaudited) (Continued)

between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2013, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and

Acting Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar RatingTM

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall, 4 stars for the three year period, and 5 stars for the five and ten year periods ended September 30, 2013 among 1,372, 1,372, 1,233, and 779 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB405Q313QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/21/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/21/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/21/2013

*	Print the name and title of each signing officer under his or her signature.